Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net (loss) income	$ (1,045,959)	$ 60,237
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest and dividends earned on investment in Trust	(737,173)	(1,195,135)
Amortization of prepaid expenses		46,557
Changes in operating assets and liabilities:
Accrued costs and expenses	442,135	(75,156)
Prepaid expenses	(17,488)	130,175
Due to related party	10,000	(2,903)
Income taxes payable	(3,205)	137,633
Deferred income tax	(18,790)	18,790
Net cash used in operating activities	(1,370,480)	(879,802)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(360,000)	(2,767,015)
Disposal of trust assets for redemptions	4,209,931	125,587,180
Withdrawal of trust funds to pay taxes	514,964	502,949
Net cash provided by Investing Activities	4,364,895	123,323,114
Cash Flows from Financing Activities:
Proceeds from sale of common stocks to initial stockholders	(4,209,931)	(125,587,180)
Proceeds from issuance of promissory note to related party	1,075,000	2,767,015
Net cash used in financing activities	(3,134,931)	(122,820,165)
Net change in cash	(140,516)	(376,853)
Cash, beginning of the period	303,449	680,302
Cash, end of the period	162,933	303,449
Supplemental disclosure of cash flow information:
Recognition of liability for excise tax on redemptions	42,099
Class A share accretion to redemption value in excess of purchase price	$ 756,785	$ 3,483,582